Interim Financial Information	3 Months Ended
Mar. 31, 2012
Interim Financial Information and Quarterly Results of Operations (Unaudited) [Abstract]
Interim Financial Information

Note 1 — Interim Financial Information

These unaudited condensed financial statements as of March 31, 2012, the results of operations for the three months ended March 31, 2012 and 2011 and the period from June 15, 2010 (inception) through March 31, 2012, and cash flows for the three months ended March 31, 2012 and 2011 and the period from June 15, 2010 (inception) to March 31, 2012, have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements of Hicks Acquisition Company II, Inc. (the “Company”). In the opinion of management, all adjustments necessary for a fair presentation have been included and are of a normal recurring nature. Interim results are not necessarily indicative of the results that may be expected for the year.

These unaudited condensed financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 8, 2012.